SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Interest paid	$ 30,131	$ 26,866	$ 21,750
Income taxes paid	$ 1,014	$ 316	$ 100